Simplify Tail Risk Strategy ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 94.9%
Simplify High Yield PLUS Credit Hedge ETF*(a)(b) ................................... 966,203 $ 23,799,416
Simplify Interest Rate Hedge ETF(a) .............................................. 166,603 8,303,493
Simplify Risk Parity Treasury ETF(a) .............................................. 176,229 3,558,804
Simplify Volatility Premium ETF(a)(b)(c) ............................................ 1,423,403 34,745,267
Total Exchange-Traded Funds (Cost $73,104,663) ................................................. 70,406,980
Number of
Contracts Notional Amount
Purchased Options – 5.1%
Puts – Exchange-Traded – 5.1%
S&P 500 Index, April Strike Price $4,280, Expires 4/08/22 ............... 684 $ 292,752,000 188,100
S&P 500 Index, April Strike Price $3,900, Expires 4/14/22 ............... 1,073 418,470,000 230,695
S&P 500 Index, May Strike Price $3,500, Expires 5/20/22 ............... 730 255,500,000 452,600
S&P 500 Index, June Strike Price $2,000, Expires 6/17/22 ............... 558 111,600,000 85,095
S&P 500 Index, March Strike Price $2,400, Expires 3/17/23 .............. 438 105,120,000 1,265,820
SPDR S&P 500, September Strike Price $210, Expires 9/16/22 ........... 8,322 174,762,000 632,472
SPDR S&P 500, December Strike Price $225, Expires 12/16/22 .......... 5,464 122,940,000 898,828
3,753,610
Total Purchased Options (Cost $12,683,318) ........................................................ 3,753,610
Total Investments – 100.0%
(Cost $85,787,981) .......................................................................... $ 74,160,590
Liabilities in Excess of Other Assets – (0.0)%† ...................................................... (803)
Net Assets – 100.0% .......................................................................... $ 74,159,787
Number of
Contracts Notional Amount
Written Options – (0.8)%
Puts – Exchange-Traded – (0.8)%
S&P 500 Index, April Strike Price $4,235, Expires 4/08/22 ............... (684) $ (289,674,000) $ (147,060)
S&P 500 Index, April Strike Price $3,660, Expires 4/14/22 ............... (1,073) (392,718,000) (134,125)
SPDR S&P 500, September Strike Price $185, Expires 9/16/22 ........... (6,086) (112,591,000) (328,644)
(609,829)
Total Written Options (Premiums Received $4,766,107) ............................................... $ (609,829)
* Non Income Producing
† Less than 0.05%
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Securities with an aggregate market value of $2,441,000 and cash in the amount of $205,029 have been pledged as collateral for options as of March 31, 2022.

Simplify Tail Risk Strategy ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)
2
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning
of the
period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify Risk Parity
Treasury ETF $ — $ 8,426,824 $ (3,830,495) $ (581,084) $ (456,441) $ 3,558,804 176,229 $ 12,609 $ —
Simplify High Yield
PLUS Credit
Hedge ETF — 24,342,786 — — (543,370) 23,799,416 966,203 60,550 —
Simplify Interest
Rate Hedge
ETF — 7,761,858 — — 541,635 8,303,493 166,603 — —
Simplify Volatility
Premium ETF — 66,901,286 (26,659,850) (3,256,662) (2,239,507) 34,745,267 1,423,403 2,662,488 —
$ — $ 107,432,754 $ (30,490,345) $ (3,837,746) $ (2,697,683) $ 70,406,980 2,732,438 $ 2,735,647 $ —
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 94.9%
Purchased Options ............................................................................... 5.1%
Total Investments ................................................................................ 100.0%
Liabilities in Excess of Other Assets .................................................................. (0.0)%†
Net Assets ..................................................................................... 100.0%